Tax and social security obligations - Summary of Tax and Social Security Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Tax and Social Security Obligations [Abstract]
Income Tax (IRPJ and CSLL) (i)	R$ 225,677	R$ 143,133
Taxes on long term incentive plan	192,776	120,194
Contributions over revenue (PIS and COFINS)	63,819	11,475
Taxes on services (ISS)	23,096	20,042
Contributions for Social Security (INSS)	27,529	24,927
Others	26,750	45,648
Total	559,647	365,419
Current	559,647	365,419
Non-current	R$ 0	R$ 0